Employee benefits - Expected benefit payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Employee benefits
Disbursement of cash flow in 2021	$ 57
2021 | Overfunded pension plans
Employee benefits
Expected benefit payments	215
2021 | Underfunded pension plans
Employee benefits
Expected benefit payments	239
2021 | Other benefits
Employee benefits
Expected benefit payments	17
2022 | Overfunded pension plans
Employee benefits
Expected benefit payments	220
2022 | Underfunded pension plans
Employee benefits
Expected benefit payments	237
2022 | Other benefits
Employee benefits
Expected benefit payments	18
2023 | Overfunded pension plans
Employee benefits
Expected benefit payments	224
2023 | Underfunded pension plans
Employee benefits
Expected benefit payments	238
2023 | Other benefits
Employee benefits
Expected benefit payments	19
2024 | Overfunded pension plans
Employee benefits
Expected benefit payments	227
2024 | Underfunded pension plans
Employee benefits
Expected benefit payments	239
2024 | Other benefits
Employee benefits
Expected benefit payments	20
2025 | Overfunded pension plans
Employee benefits
Expected benefit payments	230
2025 | Underfunded pension plans
Employee benefits
Expected benefit payments	238
2025 | Other benefits
Employee benefits
Expected benefit payments	21
2026 and thereafter | Overfunded pension plans
Employee benefits
Expected benefit payments	1,177
2026 and thereafter | Underfunded pension plans
Employee benefits
Expected benefit payments	1,175
2026 and thereafter | Other benefits
Employee benefits
Expected benefit payments	$ 119